Capital and Reserves - Additional Information (Detail) - EUR (€)					1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2021	Nov. 23, 2021	Oct. 01, 2021	Sep. 16, 2021	Sep. 30, 2021	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Capital and Reserves [Line Items]
Issued capital			€ 44,430,000				€ 50,352,000	€ 44,480,000	€ 45,769,000
Number of shares outstanding							50,352		45,769
Par value per share						€ 2.58	€ 3.05		€ 5.32
Conversion of shares, Shares converted			539,561
Share issue related cost							€ 17,397,000	17,397,000
Accumulated deficit			€ (154,680,000)				(420,195,000)		€ (306,696,000)
Reserve of share based payments							€ 31,223,000		€ 39,002,000
Number of shares authorised							211,161,261		172,151,148
Foreign currency translation reserve			€ 4,371,000				€ 5,868,000		€ 10,597,000
Equity							149,811,000	131,072,000	169,150,000	€ 12,232,000
Capitalized development costs							66,408,000		49,537,000
Public Warrants [Member]
Capital and Reserves [Line Items]
Conversion of warrants, Warrants converted	1,000
Increase decrease through exercise of warrants, Equity		€ 43,028,000
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity							921,000		€ 2,207,000
Wallbox Chargers [Member]
Capital and Reserves [Line Items]
Issued capital							€ 40,445,000			€ 196,000	€ 169,000
PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Shares issued			11,100,000
Shares issued price per share			€ 10
Proceeds from issuing shares			€ 111,000,000
Business Combination Agreement [Member] | Wallbox Chargers [Member] | Ordinary shares [member]
Capital and Reserves [Line Items]
Par value per share			€ 0.5
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding							22,549		17,868
Par value per share		€ 0.12		€ 0.5	€ 0.12	€ 0.12	€ 0.12		€ 0.12
Shares issued during period for conversion of convertible instruments				147,443
Conversion of shares, Shares issued						1,020,000
Shares issued					375,000
Conversion of warrants, Shares issued	1,000	43,028
Common stock, voting rights							Class A Shares provide holders with one (1) vote per share
Number of shares authorised							187,890,468		148,900,355
Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Par value per share							€ 0.12
Conversion of shares, Shares issued			19,861,318
Share issue related cost							€ 17,397,000
Class A Ordinary Shares [Member] | Kensington [Member] | IFRS 2 [Member]
Capital and Reserves [Line Items]
Share listing expenses							€ 72,172,000
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Par value per share			€ 0.12
Conversion of shares, Shares issued			106,778,437
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding							26,701		27,901
Par value per share						€ 1.2	€ 1.2		€ 1.2
Conversion of shares, Shares issued						1,020,000
Common stock, voting rights							Class B Shares provide holders with ten (10) votes per share
Number of shares authorised							22,250,793		23,250,793
Class B Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Par value per share							€ 1.2
Conversion of shares, Shares issued			23,250,793
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding							1,102
Par value per share						€ 1.08	€ 1.08
Conversion of shares, Shares issued						1,020,000
Common stock, voting rights							Class C Shares provide holders with nine (9) votes per share
Number of shares authorised							1,020,000
Issued capital [member]
Capital and Reserves [Line Items]
Number of shares outstanding										392,118	337,300
Par value per share										€ 0.5	€ 0.5
Increase decrease through exercise of warrants, Equity							€ 5,000
Equity							50,352,000	44,480,000	€ 45,769,000	€ 196,000
Issued capital [member] | PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Issue of equity							1,332,000
Issued capital [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 74,000
Issue of equity					€ 45,000
Issued capital [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity							2,383,000
Share premium [member]
Capital and Reserves [Line Items]
Share issue related cost								17,397,000
Increase decrease through exercise of warrants, Equity							636,000
Equity							481,615,000	€ 322,391,000	€ 378,240,000	€ 28,725,000
Share premium [member] | PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Issue of equity							94,528,000
Share premium [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 87,032,000
Share premium [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity							€ 151,915,000